EQUITY (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Capital Unit [Line Items]
Less: Net income (loss) attributable to Predecessor	$ 221,000		$ (2,901,000)	$ 1,274,000	$ (7,223,000)
Partners' Capital Account, Contributions				(1,012,000)
Partners' Capital Account, Other Distributions				(112,500,000)
Allocation Of Net Sponsor Investment To Unitholders				0
Other Partners' Capital	0			0		$ 15,713,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		$ (104,580,000)		(104,580,000)
Partners' Capital Account, Distributions				(23,191,000)
Net Income (loss)	19,804,000		2,516,000	37,565,000	(1,806,000)
Net income attributable to Partnership	19,583,000		5,417,000	36,291,000	5,417,000
Contributions from PBF LLC				2,164,000
Partners' Capital Account, Unit-based Compensation				1,613,000
Partners Equity, End of Period	(199,941,000)			$ (199,941,000)		(104,580,000)
Cash distribution	$ 12,026,000	$ 10,885,000
Cash distribution (in dollars per share)	$ 0.35	$ 0.33
Limited Partner, Public [Member]
Capital Unit [Line Items]
Limited partner interest percentage	46.20%			46.20%
Common Units [Member]
Capital Unit [Line Items]
Common units sold in public offering (in shares)				15,864,388
Common Units [Member] | Limited Partner, Public [Member]
Capital Unit [Line Items]
Less: Net income (loss) attributable to Predecessor				$ 0
Partners' Capital Account, Contributions				0
Partners' Capital Account, Other Distributions				0
Allocation Of Net Sponsor Investment To Unitholders				(11,390,000)
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		$ 336,369,000		336,369,000
Partners' Capital Account, Distributions				(11,033,000)
Net Income (loss)				17,227,000
Contributions from PBF LLC				0
Partners' Capital Account, Unit-based Compensation				1,613,000
Partners Equity, End of Period	$ 332,786,000			332,786,000		336,369,000
Common Units [Member] | Limited Partner, Public [Member] | PBF LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		336,369,000		336,369,000
Partners Equity, End of Period						336,369,000
Common Units [Member] | Limited Partner, Affiliate [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		(167,787,000)		(167,787,000)
Partners Equity, End of Period	$ (250,314,000)			(250,314,000)		(167,787,000)
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Less: Net income (loss) attributable to Predecessor				0
Partners' Capital Account, Contributions				0
Partners' Capital Account, Other Distributions				(112,500,000)
Allocation Of Net Sponsor Investment To Unitholders				$ 27,365,000
Units owned	2,572,944			2,572,944
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		(167,787,000)		$ (167,787,000)
Partners' Capital Account, Distributions				(1,325,000)
Net Income (loss)				1,769,000
Contributions from PBF LLC				2,164,000
Partners' Capital Account, Unit-based Compensation				0
Partners Equity, End of Period	$ (250,314,000)			(250,314,000)		(167,787,000)
Subordinated Units [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		(288,875,000)		(288,875,000)
Partners Equity, End of Period	(282,383,000)			(282,383,000)		(288,875,000)
Subordinated Units [Member] | PBF LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		(288,875,000)		(288,875,000)
Partners Equity, End of Period	$ (282,383,000)			(282,383,000)		(288,875,000)
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Less: Net income (loss) attributable to Predecessor				0
Partners' Capital Account, Contributions				0
Partners' Capital Account, Other Distributions				0
Allocation Of Net Sponsor Investment To Unitholders				$ 0
Units owned	15,886,553			15,886,553
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		(288,875,000)		$ (288,875,000)
Partners' Capital Account, Distributions				(10,803,000)
Net Income (loss)				17,295,000
Contributions from PBF LLC				0
Partners' Capital Account, Unit-based Compensation				0
Partners Equity, End of Period	$ (282,383,000)			(282,383,000)		(288,875,000)
Incentive Distribution Rights [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Less: Net income (loss) attributable to Predecessor				0
Partners' Capital Account, Contributions				0
Partners' Capital Account, Other Distributions				0
Allocation Of Net Sponsor Investment To Unitholders				0
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		0		0
Partners' Capital Account, Distributions				(30,000)
Net Income (loss)				0
Contributions from PBF LLC				0
Partners' Capital Account, Unit-based Compensation				0
Partners Equity, End of Period	(30,000)			(30,000)		0
PBF LLC [Member]
Capital Unit [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 30,500,000			$ 30,500,000
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Capital Unit [Line Items]
Limited partner interest percentage	53.80%			53.80%
PBF LLC [Member] | Common Units [Member] | Limited Partner [Member]
Capital Unit [Line Items]
Additional shares issued (in shares)				1,288,420
Predecessor [Member]
Capital Unit [Line Items]
Less: Net income (loss) attributable to Predecessor			(2,901,000)	$ 1,274,000	(7,223,000)
Partners' Capital Account, Contributions				(1,012,000)
Partners' Capital Account, Other Distributions				0
Allocation Of Net Sponsor Investment To Unitholders				(15,975,000)
Other Partners' Capital	$ 0			0		15,713,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners Equity, Beginning of Period		$ 15,713,000		15,713,000
Partners' Capital Account, Distributions				0
Net Income (loss)			2,516,000	0	(1,806,000)
Net income attributable to Partnership			$ 5,417,000		$ 5,417,000
Contributions from PBF LLC				0
Partners' Capital Account, Unit-based Compensation				$ 0
Partners Equity, End of Period						$ 15,713,000
Phantom Unit Award [Member] | Common Units [Member] | Limited Partner [Member]
Capital Unit [Line Items]
Shares, Issued	59,507			59,507